Supplement Dated October 7, 2011
To The Summary Prospectus Dated May 1, 2011, as amended August 29, 2011

Supplement Dated October 7, 2011
To The Prospectus Dated May 1, 2011, as amended August 29, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective September 23, 2011, in the summary prospectus for JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, please delete the table entitled “Portfolio Managers,” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Gassan Fabrice Jaudi	2011	Investment Officer
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

Effective September 23, 2011, in the summary prospectus for JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete the table entitled “Portfolio Managers,” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Gassan Fabrice Jaudi	2011	Investment Officer
John W. Krey	2003	Senior Portfolio Officer
Michael Carapucci	2010	Portfolio Officer

Effective September 23, 2011, for JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, please delete the third and fourth paragraph of the section entitled “The Sub-Advisers and Portfolio Management,” in its entirety and replace it with the following:

Gassan Fabrice Jaudi holds the primary responsibility for the development of the investment allocations of each Fund.

In October 2011, Mr. Jaudi was appointed Senior Director, Global Market Intelligence for S&P Capital IQ (formerly, Standard & Poor's) and in September 2011 was appointed Investment Officer for Standard & Poor's Investment Advisory Services LLC. As Senior Director, Mr. Jaudi is responsible for developing the advisory business and corporate bond research for EMEA. Prior to that, Mr. Jaudi was Director, Global Market Intelligence for S&P Capital IQ from March 2010 to September 2011. From 2008 to 2009, Mr. Jaudi was Partner at Reach AiM Group where he established the infrastructure for a credit division. From 2003 to 2008, Mr. Jaudi was a Senior Fund Manager at ADi Alternative Investments where he established and was co-head of the credit division and was in charge of three credit funds. Mr. Jaudi holds a Masters in economics and management and a post-graduate specialization in finance from University of Paris II. He also holds the Certificate of European Financial Analysts (CEFA).

Effective September 23, 2011, for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete the third and fourth paragraph of the section entitled “The Sub-Advisers and Portfolio Management,” in its entirety and replace it with the following:

Gassan Fabrice Jaudi, John W. Krey, and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

In October 2011, Mr. Jaudi was appointed Senior Director, Global Market Intelligence for S&P Capital IQ (formerly, Standard & Poor's) and in September 2011 was appointed Investment Officer for Standard & Poor's Investment Advisory Services LLC. As Senior Director, Mr. Jaudi is responsible for developing the advisory business and corporate bond research for EMEA. Prior to that, Mr. Jaudi was Director, Global Market Intelligence for S&P Capital IQ from March 2010 to September 2011. From 2008 to 2009, Mr. Jaudi was Partner at Reach AiM Group where he established the infrastructure for a credit division. From 2003 to 2008, Mr. Jaudi was a Senior Fund Manager at ADi Alternative Investments where he established and was co-head of the credit division and was in charge of three credit funds. Mr. Jaudi holds a Masters in economics and management and a post-graduate specialization in finance from University of Paris II. He also holds the Certificate of European Financial Analysts (CEFA).

This supplement is dated October 7, 2011.

(To be used with VC4224 05/11, JMV5763 05/11, JMV5763CA 05/11, JMV5763PA 05/11, JMV5763TX 05/11, JMV5763MLPAPER 05/11, JMV5763WFPAPER 05/11, JMV5763SB 08/11, NV4224 05/11, NV4224WFPAPER 05/11, NV4224SB 08/11, VC5890 05/11, VC5890SB 08/11, NV5890 05/11, VC5890MLPAPER 05/11, NV5890SB 08/11, JMV2731 05/11, NMV2731 05/11, VC5869 05/11, VC5869SB 08/11, NV5869 05/11, NV5869SB 08/11, VC3656 05/11, NV3174 05/11, NV3174CE 05/11, VC5526 05/11, NV5526 05/11, VC3657 05/11, NV3784 05/11, VC3723 05/11, and FVC4224FT 05/11.)

CMV8056 10/11

Supplement Dated October 7, 2011
To The Summary Prospectus Dated May 1, 2011, as amended August 29, 2011

Supplement Dated October 7, 2011
To The Prospectus Dated May 1, 2011, as amended August 29, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective September 23, 2011, in the summary prospectus for JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, please delete the table entitled “Portfolio Managers,” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Gassan Fabrice Jaudi	2011	Investment Officer
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

Effective September 23, 2011, for JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, please delete the third and fourth paragraph of the section entitled “The Sub-Advisers and Portfolio Management,” in its entirety and replace it with the following:

Gassan Fabrice Jaudi holds the primary responsibility for the development of the investment allocations of each Fund.

In October 2011, Mr. Jaudi was appointed Senior Director, Global Market Intelligence for S&P Capital IQ (formerly, Standard & Poor's) and in September 2011 was appointed Investment Officer for Standard & Poor's Investment Advisory Services LLC. As Senior Director, Mr. Jaudi is responsible for developing the advisory business and corporate bond research for EMEA. Prior to that, Mr. Jaudi was Director, Global Market Intelligence for S&P Capital IQ from March 2010 to September 2011. From 2008 to 2009, Mr. Jaudi was Partner at Reach AiM Group where he established the infrastructure for a credit division. From 2003 to 2008, Mr. Jaudi was a Senior Fund Manager at ADi Alternative Investments where he established and was co-head of the credit division and was in charge of three credit funds. Mr. Jaudi holds a Masters in economics and management and a post-graduate specialization in finance from University of Paris II. He also holds the Certificate of European Financial Analysts (CEFA).

This supplement is dated October 7, 2011.

(To be used with VC5825 05/11, VC5884 05/11, and VC5885 05/11.)

CMU8057 10/11

Supplement Dated October 7, 2011
To The Summary Prospectus Dated May 1, 2011, as amended August 29, 2011

Supplement Dated October 7, 2011
To The Prospectus Dated May 1, 2011, as amended August 29, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective September 23, 2011, in the summary prospectus for JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete the table entitled “Portfolio Managers,” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Gassan Fabrice Jaudi	2011	Investment Officer
John W. Krey	2003	Senior Portfolio Officer
Michael Carapucci	2010	Portfolio Officer

Effective September 23, 2011, for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete the third and fourth paragraph of the section entitled “The Sub-Advisers and Portfolio Management,” in its entirety and replace it with the following:

Gassan Fabrice Jaudi, John W. Krey, and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

In October 2011, Mr. Jaudi was appointed Senior Director, Global Market Intelligence for S&P Capital IQ (formerly, Standard & Poor's) and in September 2011 was appointed Investment Officer for Standard & Poor's Investment Advisory Services LLC. As Senior Director, Mr. Jaudi is responsible for developing the advisory business and corporate bond research for EMEA. Prior to that, Mr. Jaudi was Director, Global Market Intelligence for S&P Capital IQ from March 2010 to September 2011. From 2008 to 2009, Mr. Jaudi was Partner at Reach AiM Group where he established the infrastructure for a credit division. From 2003 to 2008, Mr. Jaudi was a Senior Fund Manager at ADi Alternative Investments where he established and was co-head of the credit division and was in charge of three credit funds. Mr. Jaudi holds a Masters in economics and management and a post-graduate specialization in finance from University of Paris II. He also holds the Certificate of European Financial Analysts (CEFA).

This supplement is dated October 7, 2011.

(To be used with VC5995 05/11, JMV5765 05/11, HR105 05/11, and VC2440 05/11.)

CMV8058 10/11

Supplement Dated October 7, 2011
To The Statement of Additional Information
Dated May 1, 2011, as amended August 29, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

On page 170, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please delete the table for Massimo Santicchia in its entirety and add the following table in its place:

The following table reflects information as of June 30, 2011:

Gassan Fabrice Jaudi	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0

On page 171, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund

Security Ownership of Portfolio Managers	Gassan Fabrice Jaudi	John W. Krey	Michael Carapucci
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 171, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the Security Ownership of Portfolio Managers for the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund

Security Ownership of Portfolio Managers	Gassan Fabrice Jaudi
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated October 7, 2011.

(To be used with V3180 05/11 and V3180PROXY 05/11.)

CMX8059 10/11